General information and basis of preparation - Additional information (Details) - CNY (¥)	1 Months Ended
	May 31, 2019	Oct. 27, 2021	Mar. 11, 2021	Jun. 30, 2020	Mar. 18, 2020	Dec. 31, 2018
General information, reorganization and basis of presentation
Aggregate consideration for acquisition		¥ 694,479,000	¥ 10,257,000
Equity interests acquired		20.00%
Threshold period to dispose businesses	1 year
Overseas Entities | MINISO Hong Kong
General information, reorganization and basis of presentation
Aggregate consideration for acquisition				¥ 133,394,000		¥ 133,394,000
MINISO Guangzhou | MINISO Development Hong Kong Limited [Member]
General information, reorganization and basis of presentation
Equity interests acquired					100.00%